CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CURRENT ASSETS:
Trade receivables, allowance for doubtful accounts	$ 46		$ 37
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	12,000,000	12,000,000	12,000,000	12,000,000
Ordinary shares, shares issued	4,625,707	4,625,707	4,464,457	4,464,457
Ordinary shares, shares outstanding	4,620,307	4,620,307	4,459,057	4,459,057
Treasury shares, shares	5,400	5,400	5,400	5,400